Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Details of income tax expenses
(1)	Details of income tax expenses are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2022	2023	2024
Current tax expense
Current tax expense with respect to the current period	1,332,636	689,395	615,120
Adjustments recognized in the current period in relation to the tax expense of prior periods	(13,982)	(22,825)	(35,823)
Income tax expense directly attributable to other equity	7,852	5,039	41,188

Sub-total	1,326,506	671,609	620,485

Deferred tax expense
Change in deferred tax assets (liabilities) due to temporary differences	(217,805)	442,852	408,941
Income tax expense (income) directly attributable to equity	68,802	(224,668)	18,128

Others	993	766	3,824

Sub-total	(148,010)	218,950	430,893

Income tax expense	1,178,496	890,559	1,051,378

Income tax expense reconciled to net income before income tax expense
(2)	Income tax expense reconciled to net income before income tax expense is as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2022	2023	2024
Net income before income tax expense	4,547,570	3,517,453	4,222,847
Tax calculated at statutory tax rate (*1)(*2)	1,171,389	859,608	1,014,678
Adjustments:
Effect of income that is exempt from taxation	(73,488)	(37,500)	(46,946)
Effect of expenses that are not deductible in determining taxable income	26,793	12,163	53,719
Adjustments recognized in the current period in relation to the current tax of prior periods	(14,088)	(22,456)	(36,205)
Others	67,890	78,744	66,132

Sub-total	7,107	30,951	36,700

Income tax expense	1,178,496	890,559	1,051,378

Effective tax rate	25.90%	25.32%	24.90%

(*1)
The applicable income tax rate in 2022
: 11% up to 200 million Won in tax basis, 22% over 200 million Won to 20 billion Won, 24.2% over 20 billion Won to 300 billion Won and 27.5% over 300 billion Won.

(*2)
The applicable income tax rate in 2023 and 2024
: 9.9% up to 200 million Won in tax basis, 20.9% over 200 million Won to 20 billion Won, 23.1% over 20 billion Won to 300 billion Won and 26.4% over 300 billion Won.

Changes in cumulative temporary differences
(3)	Changes in deferred tax assets and liabilities for the years ended December 31, 2022, 2023 and 2024, are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2022
	Beginning balance	Business combination	Recognized as income (expense)	Recognized as other comprehensive income (expense)	Ending Balance
Gain (loss) on financial assets	273,356	—	(55,410)	155,199	373,145
Gain on valuation using the equity method of accounting	15,260	—	11,139	(5,844)	20,555
Gain (loss) on valuation of derivatives	(149,805)	—	159,664	758	10,617
Accrued income	(82,482)	—	(7,848)	—	(90,330)
Provision for loan losses	(34,625)	—	14,520	—	(20,105)
Loan and receivables written off	8,244	—	(318)	—	7,926
Loan origination costs and fees	(194,463)	—	25,370	—	(169,093)
Defined benefit liability	449,615	—	15,760	(95,590)	369,785
Deposits with employee retirement insurance trust	(432,001)	—	(18,437)	216	(450,222)
Provision for guarantee	7,424	—	904	—	8,328
Other provision	100,571	—	(13,342)	—	87,229
Others (*)	(99,803)	(1,473)	16,878	14,063	(70,335)

Net deferred tax assets(liabilities)	(138,709)	(1,473)	148,880	68,802	77,500

(*)	Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 3,536 million Won.

	For the year ended December 31, 2023
	Beginning balance	Business combination	Recognized as income (expense)	Recognized as other comprehensive income (expense)	Ending Balance
Gain (loss) on financial assets	373,145	—	(272,072)	(258,467)	(157,394)
Gain on valuation using the equity method of accounting	20,555	—	(35,357)	4,430	(10,372)
Gain (loss) on valuation of derivatives	10,617	—	24,869	326	35,812
Accrued income	(90,330)	—	(42,608)	—	(132,938)
Provision for loan losses	(20,105)	—	61,093	—	40,988
Loan and receivables written off	7,926	—	1,846	—	9,772
Loan origination costs and fees	(169,093)	—	(4,324)	—	(173,417)
Defined benefit liability	369,785	—	29,308	28,172	427,265
Deposits with employee retirement insurance trust	(450,222)	—	(50,044)	548	(499,718)
Provision for guarantee	8,328	—	(54)	—	8,274
Other provision	87,229	—	91,888	—	179,117
Others (*)	(70,335)	(11,593)	(22,729)	323	(104,334)

Net deferred tax assets(liabilities)	77,500	(11,593)	(218,184)	(224,668)	(376,945)

(*)	Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 1,998 million Won.

	For the year ended December 31, 2024
	Beginning balance	Business combination	Recognized as income (expense)	Recognized as other comprehensive income (expense)	Ending Balance
Gain (loss) on financial assets	(157,394)	—	(110,523)	15,463	(252,454)
Gain (loss) on valuation using the equity method of accounting	(10,372)	—	(8,391)	1,608	(17,155)
Gain (loss) on valuation of derivatives	35,812	—	(289,117)	(247)	(253,552)
Accrued income	(132,938)	—	16,258	—	(116,680)
Provision for loan losses	40,988	—	41,496	—	82,484
Loan and receivables written off	9,772	—	(1,069)	—	8,703
Loan origination costs and fees	(173,417)	—	(6,775)	—	(180,192)
Defined benefit liability	427,265	—	29,008	22,120	478,393
Deposits with employee retirement insurance trust	(499,718)	—	(400)	514	(499,604)
Provision for guarantee	8,274	—	(2,474)	—	5,800
Other provision	179,117	—	(47,570)	—	131,547
Others (*)	(104,334)	(544)	(46,968)	(21,330)	(173,176)

Net deferred tax assets(liabilities)	(376,945)	(544)	(426,525)	18,128	(785,886)

(*)	Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 12,507 million Won.

Unrealizable temporary differences
(4)	Unrealizable temporary differences are as follows (Unit: Korean Won in millions):

	December 31, 2023	December 31, 2024
Deductible temporary differences	313,565	332,384
Tax loss carry forward	16,823	62,963
Taxable temporary differences	(9,138,085)	(10,335,041)

Total	(8,807,697)	(9,939,694)

Expected extinctive date of tax loss carry forward that are not recognized as deferred tax assets
As of December 31, 2024, the expected extinctive date of tax loss carry forward that are not recognized as deferred tax assets are as follows (Unit: Korean Won in millions):

	1 year or less	1–2 years	2–3 years	More than 3 years
Tax loss carry forward	7,609	7,204	6,661	41,489

Accumulated deferred tax charged directly to other equity
(5)	Details of accumulated deferred tax charged directly to other equity are as follows (Unit: Korean Won in millions):

	December 31, 2023	December 31, 2024
Loss on valuation of financial assets at FVTOCI	(44,591)	(28,645)
Loss on financial instruments designated to be measured at FVTPL	—	(483)
Gain on valuation of equity method investments	664	2,272
Gain(loss) on foreign currency translation of foreign operations	10,261	(11,069)
Gain on valuation of hedge accounting of the net investment in foreign operations	14,854	56,042
Remeasurements of the defined benefit plan	8,136	30,770
Gain(loss) on derivatives designated as cash flow hedge	240	(7)

Total	(10,436)	48,880

Current tax assets and liabilities
(6)	Current tax assets and liabilities are as follows (Unit: Korean Won in millions):

	December 31, 2023	December 31, 2024
Current tax assets	203,542	61,613
Current tax liabilities	103,655	127,126